Schedule of Investments (unaudited) April 30, 2020	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 129.8%

Alabama — 2.3%
Alabama Federal Aid Highway Finance Authority, RB, Series A:
5.00%, 09/01/33	$3,985	$4,768,292
5.00%, 09/01/34	3,500	4,167,905
Alabama Special Care Facilities Financing Authority-Birmingham, Refunding RB, Children’s Hospital of Alabama, 5.00%, 06/01/30	10,000	11,270,000
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Series A:
5.00%, 07/01/31	1,100	1,346,026
5.00%, 07/01/32	1,150	1,396,238
5.00%, 07/01/33	1,600	1,926,672
County of Jefferson Alabama Sewer Revenue, Refunding RB, CAB, Senior Lien-Warrants, Series B (AGM)(a):
0.00%, 10/01/31	7,375	4,334,288
0.00%, 10/01/32	6,295	3,434,174
0.00%, 10/01/33	1,275	655,082
Homewood Educational Building Authority, Refunding RB, Educational Facilities, Samford University, Series A:
5.00%, 12/01/33	1,010	1,133,119
5.00%, 12/01/34	1,380	1,536,961
University of South Alabama, Refunding RB (AGM):
5.00%, 11/01/29	1,105	1,300,994
5.00%, 11/01/30	2,000	2,343,180

		39,612,931

Alaska — 0.1%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 4.63%, 06/01/23	1,015	1,016,005

Arizona — 2.1%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital:
Series A, 5.00%, 02/01/34	6,340	6,649,012
Series B, 5.00%, 02/01/33	1,810	1,946,637
Arizona IDA, RB(b):
Leman Academy of Excellence, Series A, 4.00%, 07/01/29	4,135	3,656,953
Leman Academy of Excellence- Parker Colorado Campus Project, Series A, 4.50%, 07/01/29	765	703,624

Security	Par (000)	Value

Arizona (continued)
Arizona IDA, RB(b) (continued):
Odyssey Preparatory Academy Project, 4.00%, 07/01/29	$760	$694,336
City of Phoenix Arizona IDA, RB, Facility:
Candeo Schools, Inc. Project, 6.00%, 07/01/23(c)	355	384,589
Eagle College Preparatory Project, Series A, 4.50%, 07/01/22	305	304,378
Eagle College Preparatory Project, Series A, 5.00%, 07/01/33	1,000	929,950
Legacy Traditional Schools Project, Series A, 5.75%, 07/01/24(b)	750	771,930
City of Phoenix Arizona IDA, Refunding RB, Downtown Phoenix Student Housing, Series A, 5.00%, 07/01/29	175	192,747
County of Maricopa IDA, Refunding RB:
Banner Health, Series A, 5.00%, 01/01/31	10,000	11,531,900
Legacy Traditional School Project, 4.00%, 07/01/29(b)	855	810,206
County of Pima Arizona IDA, Refunding RB, Tucson Electric Power Co. Project, Series A, 4.00%, 09/01/29	6,000	6,199,320

		34,775,582

California — 8.2%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Sub-Lien, Series A (AMBAC), 0.00%, 10/01/30(a)	10,530	7,394,271
California Health Facilities Financing Authority, RB, Sutter Health, Series A:
5.00%, 11/15/32	1,600	1,866,592
5.00%, 11/15/33	1,855	2,146,142
California Municipal Finance Authority, ARB, LINX APM Project, AMT, 5.00%, 12/31/33	4,000	4,328,520
California Municipal Finance Authority, RB:
Biola University, 4.00%, 10/01/33	2,500	2,576,750
Senior, S/F Housing, Caritas Affordable Housing, Inc. Project, Series A, 5.00%, 08/15/30	1,000	1,101,650
California Municipal Finance Authority, Refunding RB, Eisenhower Medical Center, Series A:
5.00%, 07/01/30	1,200	1,333,728
5.00%, 07/01/31	1,050	1,159,190
California School Finance Authority, RB(b):
Arts In Action Charter Schools, 5.00%, 06/01/30	565	565,345

1

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
California School Finance Authority, RB(b) (continued):
Real Journey Academies, Series A, 5.00%, 06/01/32	$1,100	$1,043,669
Teach Public Schools, Series A, 5.00%, 06/01/29	290	294,701
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center(b):
5.00%, 12/01/28	275	290,150
5.00%, 12/01/33	1,350	1,390,702
City of Long Beach California Harbor Revenue, RB, AMT, Series A:
5.00%, 05/15/31	1,200	1,378,404
5.00%, 05/15/32	1,800	2,063,952
5.00%, 05/15/33	675	772,578
5.00%, 05/15/34	1,650	1,886,659
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A, AMT:
5.00%, 03/01/30	500	573,565
5.00%, 03/01/31	1,500	1,709,505
5.00%, 03/01/32	1,000	1,133,970
5.00%, 03/01/33	975	1,100,483
5.00%, 03/01/34	1,250	1,406,050
5.00%, 03/01/35	2,000	2,243,820
Compton Unified School District, GO, Series B (BAM)(a):
0.00%, 06/01/33	1,000	684,190
0.00%, 06/01/34	1,125	737,730
0.00%, 06/01/35	1,000	627,350
0.00%, 06/01/36	1,000	602,470
County of San Diego Regional Airport Authority, ARB, AMT, Sub-Series B, 5.00%, 07/01/33	1,000	1,132,020
El Camino Community College District Foundation, GO, CAB, Election of 2002, Series C(a):
0.00%, 08/01/30	9,090	7,485,342
0.00%, 08/01/31	12,465	9,963,773
0.00%, 08/01/32	17,435	13,450,928
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/29	14,500	16,687,180
Los Angeles California Unified School District, GO, Election of 2008, Series A, 4.00%, 07/01/33	3,000	3,241,920
Los Angeles Regional Airports Improvement Corp., Refunding RB, LAXFuel Corp., Los Angeles International, AMT, 5.00%, 01/01/32	4,110	4,304,362

Security	Par (000)	Value

California (continued)
M-S-R Energy Authority, RB, Series C, 6.13%, 11/01/29	$2,465	$3,017,604
Monterey Peninsula Community College District, GO, Refunding, CAB(a):
0.00%, 08/01/30	3,500	2,697,240
0.00%, 08/01/31	5,940	4,352,297
Poway Unified School District, GO, Election of 2008, Series A(a):
0.00%, 08/01/30	10,000	8,038,500
0.00%, 08/01/32	12,500	9,301,500
State of California, GO, Refunding, 5.00%, 08/01/30	10,000	12,116,700
Washington Township Health Care District, Refunding RB, Series B, 3.00%, 07/01/28	750	761,340

		138,962,842

Colorado — 3.8%
Central Platte Valley Metropolitan District, GO, Series A:
5.13%, 12/01/29	700	749,154
5.50%, 12/01/29	750	812,797
City & County of Denver Colorado, RB, CAB, Series A-2, 0.00%, 08/01/30(a)	1,000	756,260
City & County of Denver Colorado, Airport System Revenue, Refunding ARB, AMT, Series A, 5.00%, 12/01/33	25,000	28,608,250
City of Lakewood Colorado Plaza Metropolitan District No. 1, Refunding, Tax Allocation Bonds(b):
4.00%, 12/01/23	1,000	989,350
4.10%, 12/01/24	5,080	5,014,468
4.20%, 12/01/25	5,280	5,203,123
Colorado Health Facilities Authority, Refunding RB:
Common spirit Health, Series A, 4.00%, 08/01/37	3,000	3,020,400
Covenant Retirement Communities, Series A, 4.50%, 12/01/33	4,595	4,408,305
Covenant Retirement Communities, Series A, 5.00%, 12/01/33	3,000	3,014,880
NCMC, Inc. Project, 4.00%, 05/15/26(d)	2,860	3,297,180
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.25%, 12/01/30	500	488,425
Park Creek Metropolitan District, Refunding, Tax Allocation Bonds, Senior Limited Property, Series A:
5.00%, 12/01/27	1,500	1,786,500
5.00%, 12/01/28	1,500	1,780,635
5.00%, 12/01/30	1,350	1,586,898
5.00%, 12/01/31	1,500	1,752,270

2

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Tallyns Reach Metropolitan District No. 3, GO, Refunding, Go, Refunding, Convertible to Unlimited Tax, 5.00%, 12/01/33	$503	$473,414

		63,742,309

Connecticut — 0.8%
Capital Region Development Authority, Refunding RB:
5.00%, 06/15/30	1,095	1,321,030
5.00%, 06/15/31	1,125	1,347,615
State of Connecticut, GO, Series A, 5.00%, 04/15/33	7,000	8,049,580
State of Connecticut Health & Educational Facilities Authority, RB, Sacred Heart University Issue, Series I-1, 5.00%, 07/01/35	400	444,124
State of Connecticut Health & Educational Facility Authority, Refunding RB, Series G-1(b):
5.00%, 07/01/27	225	233,635
5.00%, 07/01/28	300	311,040
5.00%, 07/01/29	300	310,356
5.00%, 07/01/30	300	308,499
5.00%, 07/01/32	425	432,497
5.00%, 07/01/34	355	358,078

		13,116,454

Delaware — 0.3%
County of Kent Delaware, RB, CHF-Dover, LLC-Delaware State University Project, Series A:
4.00%, 07/01/22	230	228,756
5.00%, 07/01/24	705	719,643
5.00%, 07/01/25	805	821,929
5.00%, 07/01/26	850	866,881
5.00%, 07/01/27	890	904,988
5.00%, 07/01/28	935	946,566
State of Delaware Health Facilities Authority, RB, Beebe Medical Center Project, 4.00%, 06/01/35	1,250	1,299,837

		5,788,600

District of Columbia — 0.1%
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 07/01/23(d)	1,700	1,955,000

Florida — 8.6%
Capital Trust Agency, Inc., RB, Renaissance Charter School, Inc., Series A, 4.00%, 06/15/29(b)	1,790	1,625,875

Security	Par (000)	Value

Florida (continued)
Central Florida Expressway Authority, Refunding RB, Senior Lien:
5.00%, 07/01/32	$1,610	$1,899,993
5.00%, 07/01/33	2,750	3,216,428
City of Lakeland Florida, Refunding RB, Lakeland Regional Health System, 5.00%, 11/15/30	3,750	4,265,063
City of Tampa Florida, Refunding RB, H. Lee Moffitt Cancer Center Project, Series A, 4.00%, 09/01/33	10,000	10,601,300
County of Alachua Florida Health Facilities Authority, RB, East Ridge Retirement Village, Inc. Project, 6.00%, 11/15/29	5,000	4,057,150
County of Broward Florida, RB, Fort Lauderdale Fuel Facilities, Series A, AMT (AGM):
5.00%, 04/01/30	600	650,730
5.00%, 04/01/33	740	802,500
County of Martin Florida IDA, Refunding RB, Indiantown Cogeneration, L.P. Project, AMT, 4.20%, 12/15/25(b)	7,250	7,237,457
County of Miami-Dade Florida, Refunding RB, Series B, 4.00%, 04/01/32	6,690	7,391,380
County of Miami-Dade Florida School Board, COP, Refunding, Series A, 5.00%, 05/01/32	9,000	10,431,450
County of Orange Convention Center, Refunding RB, 4.00%, 10/01/32	9,485	10,183,475
County of Orange Florida Tourist Development Tax Revenue, Refunding RB, 5.00%, 10/01/30	11,470	14,124,387
County of Palm Beach Florida, RB, S/F Housing, Palm Beach Atlantic University, 5.00%, 04/01/29(b)	1,000	1,021,670
County of Palm Beach Florida Health Facilities Authority, Refunding RB, Acts Retirement-Life Communities, Inc. Obligated Group, 5.00%, 11/15/32	16,805	17,417,710
County of Palm Beach Health Facilities Authority, RB, Life space Communities, Inc., 5.00%, 05/15/31	410	400,816
County of St. Johns Florida Water & Sewer Revenue, Refunding RB, CAB, Series B(a):
0.00%, 06/01/30	2,000	1,619,420
0.00%, 06/01/31	1,295	1,011,110
0.00%, 06/01/32	2,495	1,876,365

3

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Double Branch Community Development District, Refunding, Special Assessment Bonds, Senior Lien, Series A-1, 4.13%, 05/01/31	$1,200	$1,262,664
Florida Development Finance Corp., RB, Waste Pro USA, Inc. Project, AMT, 5.00%, 05/01/29(b)	4,675	4,598,423
Greater Orlando Aviation Authority, Refunding RB, Jet Blue Airways Corp. Project, AMT, 5.00%, 11/15/26	2,000	1,974,080
Jacksonville Florida Port Authority, Refunding ARB, AMT, 4.50%, 11/01/22(d)	9,445	10,193,989
Lakewood Ranch Stewardship District, Special Assessment Bonds, F/F Housing, Stewardship Dist-Azario Project, 3.40%, 05/01/30	375	352,245
LT Ranch Community Development District, Special Assessment Bonds, 3.40%, 05/01/30	985	946,723
Miami Beach Health Facilities Authority, Refunding RB, Mont Sinai Medical Center, 5.00%, 11/15/30	1,000	1,074,720
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(d)	3,825	4,319,534
Tolomato Community Development District, Refunding, Special Assessment Bonds, Series A-2, 3.85%, 05/01/29	520	500,510
Village Community Development District No. 10, Special Assessment Bonds, Sumter County:
4.50%, 05/01/23	1,205	1,228,630
5.00%, 05/01/32	5,335	5,454,184
Village Community Development District No. 5, Refunding, Special Assessment Bonds, Sumter County:
Phase I, 3.50%, 05/01/28	5,330	5,521,667
Phase II, 4.00%, 05/01/33	1,055	1,086,239
Phase II, 4.00%, 05/01/34	2,245	2,301,350

Security	Par (000)	Value

Florida (continued)
Village Community Development District No. 6, Refunding, Special Assessment Bonds, Sumter County, 4.00%, 05/01/29	$5,575	$5,504,532

		146,153,769

Georgia — 1.1%
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/29	1,250	1,444,800
5.00%, 05/15/30	8,000	9,213,600
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project, Series A, 5.00%, 01/01/34	8,000	8,510,880

		19,169,280

Idaho — 0.0%
Idaho Housing & Finance Association, RB, Compass Charter School Project, Series A, 4.63%, 07/01/29(b)	185	181,611

Illinois — 14.7%
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series C, 5.00%, 12/01/30	7,025	7,024,649
Dedicated Revenues, Series F, 5.00%, 12/01/22	4,760	4,846,204
Series C, 5.00%, 12/01/22	14,830	15,123,782
Chicago Housing Authority, RB, M/F Housing, Series A:
5.00%, 01/01/33	3,000	3,552,150
5.00%, 01/01/35	1,500	1,761,000
Chicago Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/33	5,000	5,248,600
Chicago Transit Authority, Refunding RB:
Section 5307, Urbanized Area Formula Funds, 5.00%, 06/01/26	2,000	2,368,660
Section 5337, State of Good Repair Formula Funds, 5.00%, 06/01/26	1,000	1,165,610
City of Chicago Illinois, RB, Wastewater Transmission, 2nd Lien:
4.00%, 01/01/31	10,375	10,643,609
4.00%, 01/01/32	10,790	11,037,738
4.00%, 01/01/33	11,220	11,429,590
4.00%, 01/01/35	9,135	9,234,846
City of Chicago Illinois, Refunding ARB, O’Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 01/01/27	5,000	5,088,550

4

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois Motor Fuel Tax Revenue, Refunding RB, (AGM), 5.00%, 01/01/30	$730	$751,477
City of Chicago O’Hare International Airport, Refunding GARB, Senior Lien, Series B, 5.00%, 01/01/33	6,000	6,675,240
City of St. Charles Illinois, GO, Refunding, Corporate Purpose:
4.00%, 12/01/30	1,620	1,717,686
4.00%, 12/01/31	1,715	1,814,864
Counties of Kane McHenry Cook & De Kalb Unit School District No. 300, GO, Refunding, Series A, 5.00%, 01/01/30	6,350	7,733,220
County of Cook Illinois, GO, Refunding, Series C, 4.00%, 11/15/29	19,750	19,804,905
Illinois Finance Authority, Refunding RB:
DePaul University, Series A, 5.00%, 10/01/30	1,000	1,122,730
DePaul University, Series A, 4.00%, 10/01/32	1,000	1,037,830
Lutheran Communities, Series A, 4.00%, 11/01/24	425	407,069
Lutheran Communities, Series A, 5.00%, 11/01/26	460	454,360
Lutheran Communities, Series A, 5.00%, 11/01/28	1,745	1,700,852
Lutheran Communities, Series A, 5.00%, 11/01/29	1,840	1,780,274
Lutheran Communities, Series A, 5.00%, 11/01/30	1,935	1,856,729
Presence Health Network, Series C, 5.00%, 02/15/30	12,000	14,094,120
Rush University Medical Center, Series A, 5.00%, 11/15/31	8,415	8,916,113
Rush University Medical Center, Series A, 5.00%, 11/15/32	2,075	2,187,299
Rush University Medical Center, Series A, 5.00%, 11/15/33	2,125	2,230,166
The Peoples Gas Light & Coke Company Project, 4.00%, 02/01/33	11,000	11,606,320
The University of Chicago Medical Centre, Series B, 5.00%, 08/15/30	3,205	3,705,012
Illinois State Toll Highway Authority, Refunding RB, Senior, Series A, 4.00%, 12/01/31	20,000	21,345,000
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
5.00%, 12/15/28	1,200	1,170,840
5.00%, 12/15/30	1,385	1,335,057

Security	Par (000)	Value

Illinois (continued)
State of Illinois, GO, Refunding, Series B, 5.00%, 10/01/30	$7,000	$6,686,890
State of Illinois, GO:
Series A, 5.00%, 12/01/28	9,950	9,683,141
Series D, 5.00%, 11/01/28	10,805	10,523,746
Upper Illinois River Valley Development Authority, Refunding RB, Prairie Crossing Charter School, 4.00%, 01/01/31(b)	370	326,954
Winnebago & Boone Counties School District No. 205 Rockford, GO:
4.00%, 02/01/29	9,080	9,684,183
4.00%, 02/01/30	9,835	10,482,733

		249,359,798

Indiana — 2.9%
City of Indianapolis Department of Public Utilities Water System Revenue, Refunding RB, First Lien, Series A, 5.00%, 10/01/35	10,000	12,134,600
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 5.88%, 01/01/24	1,250	1,282,550
City of Whiting Indiana, RB, BP Products North America, Inc. Project, AMT, 5.00%, 03/01/46(e)	8,500	9,027,000
Indiana Finance Authority, Refunding RB, Community Health Network Project, Series A, 4.00%, 05/01/35	22,565	23,058,722
Northern Indiana Commuter Transportation District, RB:
5.00%, 07/01/32	1,000	1,202,710
5.00%, 07/01/33	1,400	1,675,268

		48,380,850

Iowa — 2.2%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.25%, 12/01/25	13,345	13,279,209
PEFA, Inc., RB, 5.00%, 09/01/49(e)	21,415	24,182,461

		37,461,670

Kansas — 0.1%
Wyandotte County-Kansas City Unified Government Utility System Revenue, RB, Series A, 5.00%, 09/01/33	1,370	1,594,885

Kentucky — 0.6%
County of Louisville/Jefferson Metropolitan Government, Refunding RB, Norton Healthcare, Inc., Series A, 5.00%, 10/01/32	7,300	8,082,779

5

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, RB, CAB, 1st Tier-Downtown Crossing Project:
Series B, 0.00%, 07/01/30(a)	$1,230	$734,962
Convertible Series C, 6.40%, 07/01/33 (f)	1,500	1,426,185

		10,243,926

Louisiana — 3.3%
City of Ruston Louisiana, RB (AGM):
5.00%, 06/01/29	1,060	1,262,025
5.00%, 06/01/30	1,000	1,185,750
5.00%, 06/01/31	1,020	1,203,794
5.00%, 06/01/32	1,225	1,439,203
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-2, 6.50%, 11/01/35	2,130	2,156,774
Louisiana Public Facilities Authority, RB, Series A(b):
Lake Charles Collage Prep Project, 5.00%, 06/01/29	710	690,191
Young Audiences Charter School Project, 5.00%, 04/01/30	525	500,630
Louisiana Public Facilities Authority, Refunding RB:
5.00%, 05/15/29	1,235	1,379,581
5.00%, 05/15/30	990	1,097,960
3.00%, 05/15/31	2,225	2,117,555
5.00%, 05/15/32	1,485	1,620,417
5.00%, 05/15/33	2,175	2,355,112
Entergy Louisiana, Series B, 3.50%, 06/01/30	5,990	6,127,710
Louisiana Stadium & Exposition District, Refunding RB, Senior, Series A, 5.00%, 07/01/30	3,000	3,313,860
Parish of St. John the Baptist Louisiana, Refunding RB, Marathon Oil Corporation Project(e):
2.00%, 06/01/37	2,250	2,024,910
2.10%, 06/01/37	1,305	1,132,231
Port New Orleans Board of Commissioners, Refunding RB, Series B, AMT:
5.00%, 04/01/31	300	326,898
5.00%, 04/01/32	1,000	1,088,830
5.00%, 04/01/33	1,575	1,713,789
State of Louisiana, GO, Series A, 4.00%, 05/15/30	6,540	7,004,275
Terrebonne Levee & Conservation District, RB, Sales Tax, 5.00%, 07/01/29	1,925	2,122,486

Security	Par (000)	Value

Louisiana (continued)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.25%, 05/15/31	$3,425	$3,516,858
5.25%, 05/15/32	4,375	4,595,412
5.25%, 05/15/33	4,750	4,986,550
5.25%, 05/15/35	1,500	1,590,345

		56,553,146

Maine — 0.1%
City of Portland Maine General Airport Revenue, Refunding RB, Green Bond:
5.00%, 01/01/33	695	785,990
5.00%, 01/01/34	305	344,058
4.00%, 01/01/35	1,000	1,033,290

		2,163,338

Maryland — 2.1%
City of Baltimore Maryland, Refunding RB, Convention Center Hotel, 5.00%, 09/01/31	1,250	1,075,137
County of Anne Arundel Maryland Consolidated, Special Taxing District, Special Tax Bonds, Villages At Two Rivers Project:
4.20%, 07/01/24	630	619,422
4.90%, 07/01/30	1,315	1,244,069
County of Howard Maryland Housing Commission, RB, M/F Housing, Woodfield Oxford Square Apartments, 5.00%, 12/01/33	1,765	2,090,890
County of Prince George’s Maryland, Tax Allocation Bonds, Westphalia Town Center Project, 5.00%, 07/01/30(b)	585	610,132
Maryland EDC, RB, Purple Line Light Rail Project, Series D, AMT, 5.00%, 03/31/30	1,325	1,421,765
Maryland EDC, Refunding RB, CNX Marine Terminal, Inc., 5.75%, 09/01/25	3,225	3,243,608
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community, Series A, 5.00%, 01/01/31	2,865	3,153,792
Charlestown Community, Series A, 5.00%, 01/01/32	3,010	3,293,512
Charlestown Community, Series A, 5.00%, 01/01/33	3,165	3,443,014
Life Bridge Health Issue, 5.00%, 07/01/31	1,000	1,156,390
Life Bridge Health Issue, 5.00%, 07/01/32	500	574,825

6

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, Refunding RB (continued):
Life bridge Health Issue, 5.00%, 07/01/33	$385	$433,837
Life Bridge Health Issue, 5.00%, 07/01/33	1,000	1,142,400
Life Bridge Health Issue, 5.00%, 07/01/34	775	880,307
Meritus Medical Center, 5.00%, 07/01/29	2,200	2,482,744
Meritus Medical Center, 5.00%, 07/01/31	1,400	1,565,340
Meritus Medical Center, 5.00%, 07/01/33	1,200	1,327,776
State of Maryland, GO, State and Local Facilities Loan of 2019, First Series, 3.00%, 03/15/34	5,000	5,335,200

		35,094,160

Massachusetts — 2.3%
Commonwealth of Massachusetts, Refunding, GOL, Series A (AMBAC), 5.50%, 08/01/30	2,500	3,331,050
Commonwealth of Massachusetts, GOL, Series I, 5.00%, 12/01/33	5,000	5,953,300
Massachusetts Bay Transportation Authority, Refunding RB, CAB, Series A, 0.00%, 07/01/32(a)	5,500	4,139,245
Massachusetts Development Finance Agency, RB:
Emmanuel College Issue, Series A, 5.00%, 01/01/33	1,070	1,194,537
UMass Darthmouth Student Housing Project, 5.00%, 10/01/29	2,365	2,356,202
UMass Darthmouth Student Housing Project, 5.00%, 10/01/30	2,485	2,450,136
Massachusetts Development Finance Agency, Refunding RB, Series A:
Emmanuel College Issue, 5.00%, 10/01/31	3,635	4,072,909
Emmanuel College Issue, 5.00%, 10/01/33	1,285	1,425,540
5.00%, 01/01/32	2,020	2,298,477
5.00%, 01/01/33	1,500	1,697,940
5.00%, 01/01/34	2,085	2,345,250
5.00%, 01/01/35	2,000	2,233,200

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Educational Financing Authority, Refunding RB, Series K, AMT, 5.25%, 07/01/29	$4,495	$4,674,665

		38,172,451

Michigan — 1.7%
City of Detroit Michigan, GO:
5.00%, 04/01/26	735	743,886
5.00%, 04/01/27	580	585,591
5.00%, 04/01/28	665	669,861
5.00%, 04/01/29	665	668,445
5.00%, 04/01/30	510	520,945
5.00%, 04/01/31	735	736,022
5.00%, 04/01/32	625	625,144
5.00%, 04/01/33	830	828,838
City of Spring Lake Park Michigan, RB, Academy For Higher Learning Project, 4.00%, 06/15/29	1,185	1,080,673
Michigan Finance Authority, Refunding RB:
MidMichigan Health, 5.00%, 06/01/33	2,750	3,017,630
Oakwood Obligation Group, 5.00%, 08/15/30	2,105	2,296,176
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 12/31/32	2,000	2,100,880
Michigan Strategic Fund, Refunding RB, Holland Home Obligated Group:
5.00%, 11/15/29	1,260	1,256,170
5.00%, 11/15/34	1,410	1,359,014
Saginaw Valley State University, Refunding RB, Series A:
5.00%, 07/01/31	2,070	2,287,019
5.00%, 07/01/32	1,430	1,564,448
State of Michigan Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	8,195	8,456,830

		28,797,572

Minnesota — 0.3%
Sartell-St Stephen Independent School District No. 748, GO, Capital Appreciation Bonds, Series B(a):
0.00%, 02/01/30	3,915	3,054,522
0.00%, 02/01/31	2,190	1,644,800

7

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
Sartell-St Stephen Independent School District No. 748, GO, Capital Appreciation Bonds, Series B(a) (continued):
0.00%, 02/01/32	$1,450	$1,046,900

		5,746,222

Mississippi — 1.6%
Mississippi Development Bank, Refunding RB, Municipal Energy Agency of Mississippi, Series A (AGM):
5.00%, 03/01/30	2,280	2,649,109
5.00%, 03/01/31	1,595	1,836,435
5.00%, 03/01/32	2,000	2,277,140
5.00%, 03/01/33	1,275	1,436,874
State of Mississippi, RB:
Series A, 5.00%, 10/15/35	5,000	5,534,600
Series E, 5.00%, 10/15/33	12,225	13,356,791

		27,090,949

Missouri — 0.7%
City of St. Louis Missouri IDA, Refunding RB, Ballpark Village Development Project, Series A, 3.88%, 11/15/29	970	917,028
Missouri State Health & Educational Facilities Authority, Refunding RB:
CoxHealth, Series A, 4.00%, 11/15/33	2,010	2,062,702
St. Louis College of Pharmacy, 5.00%, 05/01/30	3,000	3,191,520
The Children’s Mercy Hospital, 5.00%, 05/15/31	1,175	1,336,950
The Children’s Mercy Hospital, 4.00%, 05/15/32	1,680	1,789,570
The Children’s Mercy Hospital, 4.00%, 05/15/33	2,000	2,118,540

		11,416,310

Montana — 0.6%
City of Forsyth Montana, Refunding RB, Puget Sound Energy Project, Series A, 3.90%, 03/01/31(e)	10,050	10,375,620

Nebraska — 0.6%
Central Plains Energy Project, RB:
Energy Project No. 3, 5.00%, 09/01/27	5,000	5,290,850
Gas Project No. 3, 5.00%, 09/01/32	4,500	4,763,160
Elkhorn School District, GO, Elkhorn Public Schools:
4.00%, 12/15/32	325	379,090

Security	Par (000)	Value

Nebraska (continued)
Elkhorn School District, GO, Elkhorn Public Schools (continued):
4.00%, 12/15/33	$375	$433,800

		10,866,900

Nevada — 0.1%
Nevada Department of Business & Industry, RB, Series A, 5.00%, 07/15/27(b)	335	337,275
State of Nevada Department of Business & Industry, RB, Somerset Academy, Series A, 4.50%, 12/15/29(b)	655	624,595

		961,870

New Hampshire — 0.4%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project, Series A, AMT, 4.00%, 11/01/27(b)	2,205	2,058,103
New Hampshire State Turnpike System, RB, Series C, 4.00%, 08/01/33	4,350	4,609,303

		6,667,406

New Jersey — 14.8%
Casino Reinvestment Development Authority, Inc., Refunding RB:
5.00%, 11/01/21	2,465	2,515,902
5.00%, 11/01/22	1,890	1,950,253
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Keystone Urban Renewal Project, Series A, AMT, 5.00%, 12/01/24	1,390	1,421,219
New Jersey EDA, RB:
Beloved Community Charter School, Inc. Project, Series A, 4.00%, 06/15/29(b)	665	631,245
Continental Airlines, Inc. Project, Series A, AMT, 5.63%, 11/15/30	1,740	1,718,842
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	1,315	1,305,913
Foundation Academy Charter School Project, Series A, 4.00%, 07/01/29	350	372,747
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.00%, 01/01/28	4,705	5,053,123
Series DDD, 5.00%, 06/15/35	2,000	1,993,400
State Government Buildings Project, Series A, 5.00%, 06/15/32	4,500	4,541,175

8

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey EDA, RB (continued):
State Government Buildings Project, Series C, 5.00%, 06/15/32	$3,600	$3,632,940
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 06/15/26	10,610	10,872,173
Cigarette Tax, 4.25%, 06/15/27	16,500	16,582,335
Cranes Mill Project, 5.00%, 01/01/29	2,280	2,234,537
Provident Group - Montclaire Properties LLC (AGM), 5.00%, 06/01/28	1,000	1,220,210
Provident Group - Montclaire Properties LLC (AGM), 5.00%, 06/01/30	1,500	1,804,860
Provident Group - Montclaire Properties LLC (AGM), 5.00%, 06/01/31	1,750	2,092,037
Provident Group - Montclaire Properties LLC (AGM), 4.00%, 06/01/32	2,125	2,367,229
Series BBB, 5.50%, 06/15/29	10,000	10,546,100
Series MMM, 4.00%, 06/15/35	5,000	4,522,800
Sub-Series A, 4.00%, 07/01/32	9,855	9,479,229
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 04/01/31	5,000	4,874,550
New Jersey Educational Facilities Authority, RB, Higher Education Capital Improvement Fund, Series A, 4.00%, 09/01/30	5,860	5,510,334
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Princeton HealthCare System, 5.00%, 07/01/29	2,900	3,346,890
Princeton HealthCare System, 5.00%, 07/01/30	2,400	2,755,824
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 07/01/30	11,245	12,880,585
St. Joseph Health System, 5.00%, 07/01/28	1,500	1,587,960
St. Joseph Health System, 5.00%, 07/01/29	1,250	1,315,613
St. Joseph Health System Obligated Group Issue, 5.00%, 07/01/30	1,100	1,150,919
New Jersey Higher Education Student Assistance Authority, RB, Senior Student Loan, AMT:
Series 1A, 5.00%, 12/01/25	5,500	6,215,055
Series 1A, 5.00%, 12/01/26	2,250	2,540,070
Series A, 4.00%, 12/01/32	2,500	2,665,025

Security	Par (000)	Value

New Jersey (continued)
New Jersey Higher Education Student Assistance Authority, RB, Senior Student Loan, AMT (continued):
Series A, 4.00%, 12/01/33	$2,000	$2,123,180
Series A, 4.00%, 12/01/34	1,000	1,057,410
Series A, 4.00%, 12/01/35	1,000	1,054,840
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series BB, AMT, 3.80%, 10/01/32	12,350	12,858,573
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 06/15/27	4,225	4,387,071
Transportation Program, Series AA, 5.25%, 06/15/28	4,500	4,658,895
Transportation System, Series AA, 4.00%, 06/15/30	10,815	10,196,815
Transportation System, Series C, 5.25%, 06/15/32	10,000	10,166,600
Transportation System, Series D, 5.00%, 06/15/32	5,000	5,029,550
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A:
Federal Highway Reimbursement Revenue Notes, 5.00%, 06/15/30	6,600	7,186,674
5.00%, 12/15/30	20,000	20,367,200
Newark Housing Authority Scholarship Foundation A New Jersey Non, Refunding RB, Newark Redevelopment Project (NPFGC), 5.25%, 01/01/27	5,000	6,043,550
South Jersey Transportation Authority, Refunding RB, Transportation System, Series A:
5.00%, 11/01/33	500	514,675
5.00%, 11/01/34	500	512,545
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 06/01/30	16,740	19,426,770
5.00%, 06/01/32	8,270	9,456,414
Township of Irvington New Jersey, GO, Refunding, Series A (AGM):
5.00%, 07/15/30	2,000	2,265,220
5.00%, 07/15/31	1,450	1,639,645

		250,646,721

New Mexico — 1.5%
City of Santa Fe New Mexico, RB, EL Castillo Retirement Residences Project, Series A, 5.00%, 05/15/34	480	435,869

9

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Mexico (continued)
New Mexico Educational Assistance Foundation, RB, AMT:
Series A-1 (GTD), 3.88%, 04/01/34	$2,000	$2,042,240
Education Loan, Series A-1, 3.75%, 09/01/31	6,250	6,391,750
Education Loan, Series A-2, 3.80%, 11/01/32	5,850	5,976,301
Education Loan, Series A-2, 3.80%, 09/01/33	10,000	10,187,800

		25,033,960

New York — 3.8%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 4.50%, 01/01/25(b)	900	921,285
County of Nassau New York, GOL, Series A (AGM):
5.00%, 04/01/34	4,165	5,032,444
5.00%, 04/01/35	4,385	5,266,780
Metropolitan Transportation Authority, Refunding RB:
Green Bond, Climate Bond Certified, Series C-1, 5.00%, 11/15/34	10,000	10,451,600
CAB, Series A, 0.00%, 11/15/30(a)	23,000	15,225,770
Green Bond, CAB, Series C-2, 0.00%, 11/15/32(a)	19,315	10,329,276
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series B-1, 5.00%, 08/01/30	4,980	5,982,872
New York Transportation Development Corp., RB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
4.00%, 07/01/32	5,500	5,429,050
4.00%, 07/01/33	6,000	5,857,860

		64,496,937

Ohio — 1.3%
County of Butler Ohio, Refunding RB, UC Health:
5.00%, 11/15/30	1,225	1,389,174
5.00%, 11/15/31	2,500	2,811,975
5.00%, 11/15/32	2,200	2,455,200
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities, Series A:
5.25%, 07/01/28	470	470,179
5.63%, 07/01/32	940	940,489
County of Hamilton Ohio Sales Tax Revenue, Refunding RB, Series A, 5.00%, 12/01/30	4,500	5,318,820

Security	Par (000)	Value

Ohio (continued)
Ohio Air Quality Development Authority, Refunding RB, Ohio Valley Electric Corp., 3.25%, 09/01/29	$4,450	$4,066,187
State of Ohio, RB, Portsmouth Bypass Project, AMT (AGM):
5.00%, 12/31/29	1,625	1,877,834
5.00%, 12/31/30	2,400	2,763,888

		22,093,746

Oklahoma — 0.7%
Norman Regional Hospital Authority, Refunding RB:
5.00%, 09/01/27	2,100	2,306,010
5.00%, 09/01/28	2,000	2,191,080
5.00%, 09/01/29	2,150	2,342,425
5.00%, 09/01/30	5,130	5,554,610

		12,394,125

Oregon — 0.5%
Oregon Health & Science University, Refunding RB, Series B, 5.00%, 07/01/35	7,390	8,612,380

Pennsylvania — 18.8%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project(b):
5.00%, 05/01/23	490	499,545
5.00%, 05/01/28	835	860,977
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 05/01/27	6,750	7,014,397
5.00%, 05/01/28	5,000	5,194,100
5.00%, 05/01/29	3,745	3,888,920
5.00%, 05/01/30	5,300	5,501,665
Chester County Health and Education Facilities Authority, Refunding RB, Series A:
Main Line Health System, 5.00%, 10/01/32	1,450	1,702,750
Main Line Health System, 5.00%, 10/01/33	2,300	2,682,375
Simpson Senior Services Project, 5.00%, 12/01/30	2,180	2,055,696
City of Philadelphia Pennsylvania, GO, Refunding:
(AGM), 4.00%, 08/01/32	6,000	6,696,060
(AGM), 5.00%, 08/01/30	9,235	11,153,664
Series A, 5.00%, 08/01/30	4,500	5,459,085
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/30	3,500	4,077,605

10

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment (continued):
5.00%, 06/01/32	$6,000	$6,939,420
Commonwealth of Pennsylvania, GO, Refunding, 1st Series, 4.00%, 01/01/30	7,000	7,825,790
County of Allegheny Hospital Development Authority, Refunding RB, Allegheny Health Network Obligated Group Issue, Series A:
5.00%, 04/01/31	3,075	3,562,972
5.00%, 04/01/34	3,345	3,762,489
5.00%, 04/01/35	1,000	1,114,870
County of Berks IDA, Refunding RB, Tower Health Project:
5.00%, 11/01/29	2,000	2,076,080
5.00%, 11/01/30	2,000	2,075,600
5.00%, 11/01/34	2,500	2,573,500
5.00%, 11/01/35	3,325	3,410,852
County of Chester IDA, Woodlands At Graystone Project, 4.38%, 03/01/28(b)	265	255,476
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran Social Ministries Project:
5.00%, 01/01/29	1,300	1,344,213
5.00%, 01/01/30	2,675	2,748,322
5.00%, 01/01/32	1,510	1,543,447
County of Dauphin General Authority, Refunding RB, Pinnacle Health System Project, Series A, 4.00%, 06/01/31	2,275	2,376,056
County of Delaware Authority, Refunding RB, Cabrini University:
5.00%, 07/01/28	800	914,728
5.00%, 07/01/29	1,365	1,556,864
5.00%, 07/01/30	1,435	1,632,054
County of Lancaster Hospital Authority, Refunding RB, University of Pennsylvania Health System Obligation, Series A, 3.00%, 08/15/30	2,535	2,603,648
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University:
5.00%, 09/01/31	1,750	2,028,530
5.00%, 09/01/32	1,315	1,511,987
4.00%, 09/01/34	3,000	3,158,610
4.00%, 09/01/35	1,735	1,813,682
4.00%, 09/01/36	1,500	1,561,245

Security	Par (000)	Value

Pennsylvania (continued)
County of Montgomery Pennsylvania IDA, Refunding RB:
Acts Retirement-Life Communities, Inc. Obligated Group, 5.00%, 11/15/26	$2,500	$2,563,250
Albert Einstein Healthcare Network, Series A, 5.25%, 01/15/29	3,250	3,416,952
Albert Einstein Healthcare Network, Series A, 5.25%, 01/15/30	6,185	6,481,942
Whitemarsh Continuing Care Retirement Community Project, 5.00%, 01/01/30	2,000	1,873,700
County of Northampton Pennsylvania General Purpose Authority, RB, St. Luke’s Hospital of Bethlehem, Series A, 5.00%, 08/15/33	12,660	13,363,516
County of Northampton Pennsylvania General Purpose Authority, Refunding RB, Lafayette College, 5.00%, 11/01/34	5,400	6,321,024
County of Westmoreland Municipal Authority, Refunding RB (BAM):
5.00%, 08/15/27	1,500	1,760,100
5.00%, 08/15/31	5,000	6,040,400
5.00%, 08/15/32	17,945	21,581,195
Geisinger Authority, Refunding RB, Geisinger Health System, Series A-2:
5.00%, 02/15/32	4,000	4,656,480
5.00%, 02/15/34	1,750	2,010,435
Pennsylvania Economic Development Financing Authority, RB:
Pennsylvania Bridge Finco LP, 5.00%, 12/31/29	5,000	5,154,500
Pennsylvania Bridge Finco LP, AMT, 5.00%, 12/31/34	16,500	16,755,255
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 12/31/30	13,100	13,447,543
UPMC, Series A-1, 5.00%, 04/15/30	2,500	3,015,850
Pennsylvania Economic Development Financing Authority, Refunding RB, University of Pittsburgh Medical Center, 5.00%, 03/15/31	4,500	5,089,725
Pennsylvania Higher Educational Facilities Authority, RB, Series AT-1, 5.00%, 06/15/30	7,910	9,298,838
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, 5.00%, 05/01/30	425	485,979
Drexel University, 5.00%, 05/01/31	1,000	1,136,590
Drexel University, 5.00%, 05/01/32	1,750	1,977,325
Drexel University, 5.00%, 05/01/33	3,320	3,730,086

11

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, Refunding RB (continued):
Drexel University, 5.00%, 05/01/35	$1,000	$1,105,610
La Salle University, 4.00%, 05/01/32	3,000	3,056,070
Pennsylvania Housing Finance Agency, Refunding RB, Series 125-A, AMT, 3.40%, 10/01/32	9,000	9,360,270
Pennsylvania Turnpike Commission, RB, Sub-Series B-1:
5.00%, 06/01/31	3,000	3,451,830
5.00%, 06/01/32	4,075	4,664,123
5.00%, 06/01/33	4,000	4,551,960
Pennsylvania Turnpike Commission, Refunding RB:
Motor License Fund, Enhanced Turnpike, 5.00%, 12/01/30	5,000	5,791,550
Subordinate, Series B-2 (AGM), 5.00%, 06/01/34	4,000	4,609,040
Turnpike Subordinate Revenue, Second Series, 5.00%, 12/01/32	1,000	1,150,210
Turnpike Subordinate Revenue, Second Series, 5.00%, 12/01/33	1,815	2,075,670
Turnpike Subordinate Revenue, Second Series, 5.00%, 12/01/34	1,500	1,706,010
Turnpike Subordinate Revenue, Second Series, 5.00%, 12/01/35	2,005	2,270,783
Philadelphia Authority for Industrial Development, RB, Independence Charter School West Project, 4.00%, 06/15/29	350	315,812
Philadelphia Gas Works Co., Refunding RB, General Ordinance, Series 14-T, 5.00%, 10/01/30	425	490,875
State Public School Building Authority, RB, School District of Philadelphia Project(d):
5.00%, 04/01/22	17,630	19,012,497
5.00%, 04/01/22	6,000	6,471,240
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc. Student Housing Project:
5.00%, 07/01/30	825	883,534
5.00%, 07/01/30	1,280	1,348,608
Wayne County Hospital & Health Facilities Authority, RB, Wayne Memorial Hospital Project, Series A (GTD):
5.00%, 07/01/31	460	532,777

Security	Par (000)	Value

Pennsylvania (continued)
Wayne County Hospital & Health Facilities Authority, RB, Wayne Memorial Hospital Project, Series A (GTD) (continued):
4.00%, 07/01/33	$440	$466,932

		318,653,360

Puerto Rico — 3.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Restructured(a):
Series A-1, 0.00%, 07/01/29	9,330	6,379,574
Series A-1, 0.00%, 07/01/31	30,273	18,841,613
Series A-1, 0.00%, 07/01/33	43,149	24,195,370
Series B-1, 0.00%, 07/01/31	5,755	3,568,733
Series B-1, 0.00%, 07/01/33	6,477	3,583,271

		56,568,561

Rhode Island — 1.7%
Rhode Island Health & Educational Building Corp., RB, Hospital Financing, Life Span Obligation, 5.00%, 05/15/30	1,500	1,623,675
Rhode Island Housing & Mortgage Finance Corp., RB, S/F Housing, Homeownership Opportunity Bonds, Series 68-B, 3.00%, 10/01/31	13,500	13,887,045
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 06/01/28	2,750	3,027,063
5.00%, 06/01/29	4,500	4,938,030
5.00%, 06/01/30	4,215	4,606,784

		28,082,597

South Carolina — 0.6%
South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/35	10,000	11,003,200

Tennessee — 0.6%
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Common spirit Health, Series A, 4.00%, 08/01/36	2,000	2,025,680
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Erlanger Health System, Series A, 5.00%, 10/01/31	6,210	6,393,754
Counties of Nashville & Davidson Tennessee Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/31	1,300	1,461,798

12

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
County of Memphis-Shelby Industrial Development Board, Refunding, Tax Allocation Bonds, Graceland Project, Series A, 4.75%, 07/01/27	$565	$551,903

		10,433,135

Texas — 14.7%
Central Texas Regional Mobility Authority, RB, Senior Lien, Series A:
5.00%, 01/01/30	1,600	1,725,376
5.00%, 01/01/31	1,175	1,260,094
5.00%, 01/01/33	1,500	1,590,705
Central Texas Turnpike System, Refunding RB, Series C:
5.00%, 08/15/32	12,500	12,831,250
5.00%, 08/15/33	14,000	14,346,220
City of Houston Texas Airport System Revenue, Refunding RB:
Series B-2, AMT, 5.00%, 07/15/20	4,335	4,322,255
Series D, 5.00%, 07/01/33	7,000	7,863,450
City of Houston Texas Combined Utility System Revenue, Refunding RB, First Lien, Series B:
5.25%, 11/15/33	4,000	4,813,560
5.00%, 11/15/34	7,315	8,636,308
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 08/15/33	1,650	1,831,615
Clifton Higher Education Finance Corp., Refunding RB, Series A:
Idea Public Schools (PSF-GTD), 4.00%, 08/15/31	1,250	1,373,262
Idea Public Schools (PSF-GTD), 4.00%, 08/15/33	1,200	1,303,992
Uplift Education, 3.10%, 12/01/22	480	481,637
Uplift Education, 3.95%, 12/01/32	1,800	1,766,088
County of Harris Texas, Refunding RB, Toll Road, Senior Lien, Series C, 4.00%, 08/15/33	12,325	12,657,775
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B:
5.75%, 01/01/28	500	508,290
6.38%, 01/01/33	460	474,600
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, Series A:
Brazos Presbyterian Homes, Inc. Project, 5.00%, 01/01/33	1,090	1,059,447
YMCA of the Greater Houston Area, 5.00%, 06/01/28	1,150	1,232,858

Security	Par (000)	Value

Texas (continued)
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, Series A (continued):
YMCA of the Greater Houston Area, 5.00%, 06/01/33	$3,000	$3,045,090
County of Matagorda Texas Navigation District No. 1, Refunding RB:
Series A (AMBAC), 4.40%, 05/01/30	26,120	27,614,325
Series B (AMBAC), AMT, 4.55%, 05/01/30	10,000	10,483,300
Series B-2, 4.00%, 06/01/30	12,995	13,051,268
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A(a):
0.00%, 09/15/31	6,235	4,393,680
0.00%, 09/15/32	15,135	10,108,364
County of Nueces Texas, GO, Refunding:
4.00%, 02/15/33	1,165	1,352,868
4.00%, 02/15/35	725	828,487
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB:
Christus Health, Series B, 5.00%, 07/01/35	6,000	6,847,920
Baylor Health Care System Project, Series A, 4.00%, 11/15/31	5,500	5,784,350
Baylor Health Care System Project, Series A, 4.00%, 11/15/32	15,420	16,130,554
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Trinity Terrace Project, Series A-1, 5.00%, 10/01/29	1,000	1,027,790
Leander ISD, GO, CAB, Refunding, Series D (PSF-GTD)(a):
0.00%, 08/15/31	1,200	799,692
0.00%, 08/15/32	2,000	1,265,160
0.00%, 08/15/33	4,485	2,691,404
Mission EDC, Refunding RB, Senior Lien, Nat Gasoline Project, AMT, 4.63%, 10/01/31(b)	4,125	4,053,679
New Hope Cultural Education Facilities Corp., RB, Series A:
Station 1 LLC Texas A&M University Project, 5.00%, 04/01/29	2,290	2,428,270
Stephenville LLC Tarleton State University Project, 5.38%, 04/01/28	1,150	1,219,817
Stephenville LLC Tarleton State University Project, 5.00%, 04/01/29	725	768,776

13

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
New Hope Cultural Education Facilities Corp., Refunding RB, 1st Mortgage, Morningside Ministries Project, 6.25%, 01/01/33	$1,600	$1,636,272
New Hope Cultural Education Facilities Finance Corp., RB, Series A(b):
City Scape Schools, Inc., 4.00%, 08/15/29	335	316,595
Jubilee Academic Center Project, 3.63%, 08/15/22	280	271,958
Jubilee Academic Center Project, 4.25%, 08/15/27	450	416,520
North Texas Tollway Authority, Refunding RB, 1st Tier, Series A, 5.00%, 01/01/35	5,750	6,467,082
Red River Health Facilities Development Corp., RB, Wichita Falls Retirement Foundation Project:
4.70%, 01/01/22	275	274,436
5.50%, 01/01/32	1,000	998,290
Socorro Independent School District, GO, Refunding, Series B (PSF-GTD), 4.00%, 08/15/34	3,000	3,381,600
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/30	13,000	13,526,760
5.00%, 12/15/31	25,000	25,969,500
Texas Public Finance Authority, Refunding RB, Midwestern State University, 4.00%, 12/01/31	1,650	1,790,530
Texas Transportation Commission State Highway Fund, Refunding RB, 1st Tier, 5.00%, 10/01/22	1,000	1,094,960

		250,118,079

Utah — 0.3%
Utah Transit Authority, Refunding RB, Subordinate, 4.00%, 12/15/31	5,000	5,469,800

Virginia — 0.7%
County of Fairfax Virginia EDA, RB, Vinson Hall LLC, Series A, 5.00%, 12/01/32	2,000	2,023,460
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A:
4.50%, 07/01/30	3,000	2,767,950
4.50%, 07/01/32	1,100	996,325
Dulles Town Center Community Development Authority, Refunding, Special Assessment, Dulles Town Center Project, 4.25%, 03/01/26	500	478,140

Security	Par (000)	Value

Virginia (continued)
Virginia College Building Authority, RB, Green Bonds, Marymount University Project, Series B, 5.25%, 07/01/30(b)	$2,000	$1,945,140
Virginia Small Business Financing Authority, RB, Senior Lien, Express Lanes LLC, AMT, 5.00%, 07/01/34	3,940	3,966,359

		12,177,374

Washington — 2.0%
Grant & Douglas Counties School District No. 144-101 Quincy, GO, 4.00%, 12/01/34	7,475	8,255,465
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A:
5.00%, 09/01/27	1,000	961,470
5.25%, 09/01/32	1,850	1,718,705
Port of Seattle Washington, Refunding RB, Intermediate Lien, AMT, Series C, 5.00%, 05/01/34	6,000	6,663,000
Washington Biomedical Research Properties 3.2, RB, Series A:
5.00%, 01/01/31	1,000	1,173,360
5.00%, 01/01/32	1,140	1,334,267
Washington Health Care Facilities Authority, Refunding RB, MultiCare Health System, Series B, 5.00%, 08/15/35	9,485	10,950,338
Washington State Housing Finance Commission, Refunding RB, Emerald Heights Project:
5.00%, 07/01/28	1,000	1,037,310
5.00%, 07/01/33	1,100	1,121,582

		33,215,497

West Virginia — 0.2%
West Virginia Hospital Finance Authority, RB, West Virginia University Health System, Series A:
5.00%, 06/01/31	1,950	2,227,777
5.00%, 06/01/33	1,100	1,238,677

		3,466,454

Wisconsin — 2.6%
Public Finance Authority, RB, Series A(b):
21st Century Public Academy Project, 3.75%, 06/01/30	345	299,246
American Preparatory Academy, 4.00%, 07/15/29	645	574,172
Public Finance Authority, Refunding RB:
AMT, National Gypsum Co., 5.25%, 04/01/30	6,690	6,656,483

14

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, Refunding RB (continued):
Penick Village Obligation Group, 4.00%, 09/01/29(b)	$445	$398,845
Waste Management, Inc. Project, AMT, 2.63%, 11/01/25	3,000	2,984,160
Wisconsin Airport Facilities, Senior Obligated Group, Series B, AMT, 5.25%, 07/01/28	2,250	2,344,027
State of Wisconsin, GO, Series B, 3.00%, 05/01/33	5,000	5,056,150
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Advocate Aurora Health Credit Group, Series C-4, 0.82%, 08/15/54(e)	8,200	8,237,392
Marquette University, 4.00%, 10/01/32	4,520	4,745,910
Milwaukee Regional Medical Center Thermal Service, Inc., 5.00%, 04/01/35	2,500	3,054,175
Wisconsin Housing & Economic Development Authority, Refunding RB, S/F Housing, Series D (Freddie Mac), 3.00%, 09/01/32	9,000	9,081,990

		43,432,550

Total Municipal Bonds — 129.8% (Cost — $2,171,279,879)		2,201,319,932

Municipal Bonds Transferred to Tender Option Bond Trusts – 26.5%(g)

Colorado — 4.9%
City & County of Denver Colorado, Refunding ARB, Department of Aviation, Series A, AMT(h):
4.25%, 11/15/29	33,820	35,387,611
4.25%, 11/15/30	35,210	36,842,040
4.25%, 11/15/31	8,085	8,459,753
4.25%, 11/15/32	2,230	2,333,364

		83,022,768

Florida — 5.8%
County of Broward Florida, ARB, Series Q-1(h):
4.00%, 10/01/29	17,200	17,863,419
4.00%, 10/01/30	18,095	18,792,940
4.00%, 10/01/31	18,820	19,545,904
4.00%, 10/01/32	19,575	20,330,025

Security	Par (000)	Value

Florida (continued)
County of Broward Florida, ARB, Series Q-1(h) (continued):
4.00%, 10/01/33	$20,355	$21,140,110

		97,672,398

Iowa — 2.6%
State of Iowa Board of Regents, RB, University of Iowa Hospitals & Clinics:
4.00%, 09/01/28	3,375	3,554,147
4.00%, 09/01/29	6,524	6,871,350
4.00%, 09/01/30	6,324	6,660,734
4.00%, 09/01/31	8,649	9,109,146
4.00%, 09/01/32	7,749	8,161,374
4.00%, 09/01/33	9,374	9,872,630

		44,229,381

Nevada — 1.1%
County of Clark Nevada, GO, Refunding, Go, Refunding, Series B, 4.00%, 11/01/34	17,710	19,405,023

Pennsylvania — 2.7%
Commonwealth of Pennsylvania, GO, 1st Series, 5.00%, 03/01/32(h)	20,000	24,013,600
County of Lehigh Pennsylvania, 4.00%, 07/01/33	22,285	22,662,065

		46,675,665

Texas — 9.4%
City of San Antonio Texas Public Facilities Corp., Refunding LRB, Convention Center Refinancing & Expansion Project(h):
4.00%, 09/15/30	15,000	15,919,104
4.00%, 09/15/31	19,475	20,668,304
4.00%, 09/15/32	18,075	19,182,520
4.00%, 09/15/33	11,000	11,674,010
4.00%, 09/15/34	11,885	12,613,237
4.00%, 09/15/35	4,500	4,775,731
Dallas Fort Worth International Airport, Refunding RB, AMT(d)(h):
Series E, 4.00%, 11/01/20	6,915	7,042,806
Series E, 4.13%, 11/01/20	10,435	10,627,865
Series F, 5.00%, 11/01/20	55,555	56,581,794

		159,085,371

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 26.5% (Cost — $435,302,808)		450,090,606

Total Long-Term Investments — 156.3% (Cost — $2,606,582,687)		2,651,410,538

15

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities — 1.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.15%(i)(j)	26,124,798	$26,130,023

Total Short-Term Securities — 1.5% (Cost — $26,126,079)		26,130,023

Total Investments — 157.8% (Cost — $2,632,708,766)		2,677,540,561

Security	Value

Other Assets Less Liabilities — 1.9%	$31,376,444

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.5)%	(262,937,106)

Preferred Shares, at Redemption Value — (44.2)%	(749,666,122)

Net Assets Applicable to Common Shares — 100.0%	$1,696,313,777

(a)	Zero-coupon bond.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(h)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expires between August 01, 2020 to March 01, 2026 is $221,778,857.

(i)	Annualized 7-day yield as of period end.
(j)

Investments in issuers considered to be an affiliate/affiliates of the Trust during the period ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold	Shares Held at 04/30/20	Value at 04/30/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	3,725,793	22,399,005	(b)	—	26,124,798	$26,130,023	$51,723	$(1,860)		$3,944

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

Currency Abbreviations

USD — United States Dollar

Portfolio Abbreviations

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

EDA — Economic Development Authority

EDC — Economic Development Corp.

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

16

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Municipal 2030 Target Term Trust (BTT)

Portfolio Abbreviations (continued)

GTD — Guaranteed

IDA — Industrial Development Authority

ISD — Independent School District

LRB — Lease Revenue Bonds

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

PSF — Permanent School Fund

RB — Revenue Bonds

S/F — Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$2,651,410,538	$—	$2,651,410,538
Short-Term Securities	26,130,023	—	—	26,130,023

	$26,130,023	$2,651,410,538	$—	$2,677,540,561

(a)	See above schedule of Investment for values in each state or political subdivision.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(261,819,915)	$—	$(261,819,915)
RVMTP Shares at Liquidation Value	—	(750,000,000)	—	(750,000,000)

	$—	$(1,011,819,915)	$—	$(1,011,819,915)

17